Report Of The Directors Financial Review Risk Report - Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 2,433,785
Financial assets, ending balance	2,471,203
Financial assets	2,433,785
Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	62,666
Financial assets	62,666
Reverse repurchase agreements - non-trading
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	201,553
Financial assets, ending balance
Financial assets	201,553
Debt securities
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	52,919
Financial assets, ending balance	62,666
Financial assets	52,919
Debt securities | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	61,987
Financial assets	61,987
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	341,782
Financial assets	341,782	$ 322,511
IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	582,862
Financial assets	582,862	557,750
IFRS 9 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	242,804
Financial assets	242,804
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	341,782
Financial assets	341,782
12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	581,091
Financial assets	581,091	556,157
12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	341,022
Financial assets	341,022	319,794
Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	1,667
Financial assets	1,667	1,513
Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	749
Financial assets	749	2,147
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	104
Financial assets	104	73
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	7
Financial assets	7	570
Lifetime expected credit losses | POCI | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	0
Financial assets	0	7
Lifetime expected credit losses | POCI | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	4
Financial assets	4	0
Gross carrying amount | Reverse repurchase agreements - non-trading
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	201,553
Financial assets, ending balance
Financial assets	201,553
Gross carrying amount | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	343,110
Financial assets	343,110	322,163
Gross carrying amount | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	1,645,418
Financial assets	1,645,418	1,599,526
Gross carrying amount | IFRS 9 | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	2,260,944
Financial assets	2,260,944
Gross carrying amount | IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	341,866
Financial assets	341,866	322,695
Gross carrying amount | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	2,260,944
Financial assets	2,260,944
Gross carrying amount | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,565,014
Net new and further lending/repayments	107,217
Assets written off	(2,569)
Foreign exchange	(56,508)
Others	(508)
Financial assets, ending balance	1,612,646
Financial assets	1,565,014
Gross carrying amount | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	582,917
Financial assets	582,917	557,864
Gross carrying amount | IFRS 9 | Reverse repurchase agreements - non-trading
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	65,381
Financial assets	65,381
Gross carrying amount | IFRS 9 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	242,804
Financial assets	242,804	201,553
Gross carrying amount | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	341,866
Financial assets	341,866
Gross carrying amount | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	2,158,313
Financial assets	2,158,313
Gross carrying amount | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,446,857
Transfers of financial instruments:	(8,747)
– transfers from stage 1 to stage 2	(84,181)
– transfers from stage 2 to stage 1	77,325
– transfers to stage 3	(2,250)
– transfers from stage 3	359
Net new and further lending/repayments	126,868
Foreign exchange	(52,983)
Others	(156)
Financial assets, ending balance	1,511,839
Financial assets	1,446,857
Gross carrying amount | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	581,118
Financial assets	581,118	556,185
Gross carrying amount | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	341,055
Financial assets	341,055	319,822
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	87,939
Financial assets	87,939
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	102,032
Transfers of financial instruments:	3,582
– transfers from stage 1 to stage 2	84,181
– transfers from stage 2 to stage 1	(77,325)
– transfers to stage 3	(4,439)
– transfers from stage 3	1,165
Net new and further lending/repayments	(16,162)
Foreign exchange	(2,863)
Others	(348)
Financial assets, ending balance	86,241
Financial assets	102,032
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	1,673
Financial assets	1,673	1,517
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	799
Financial assets	799	2,289
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	14,358
Financial assets	14,358
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	15,083
Transfers of financial instruments:	5,165
– transfers to stage 3	6,689
– transfers from stage 3	(1,524)
Net new and further lending/repayments	(2,902)
Assets written off	(2,568)
Foreign exchange	(636)
Others	90
Financial assets, ending balance	14,232
Financial assets	15,083
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	126
Financial assets	126	155
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	8
Financial assets	8	584
Gross carrying amount | Lifetime expected credit losses | POCI | IFRS 9 | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	334
Financial assets	334
Gross carrying amount | Lifetime expected credit losses | POCI | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,042
Net new and further lending/repayments	(587)
Assets written off	(1)
Foreign exchange	(26)
Others	(94)
Financial assets, ending balance	334
Financial assets	1,042
Gross carrying amount | Lifetime expected credit losses | POCI | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	0
Financial assets	0	7
Gross carrying amount | Lifetime expected credit losses | POCI | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	4
Financial assets	4	0
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(9,195)
Total change in ECL for the period	(1,767)
Financial assets	(9,195)
Allowance for ECL | Reverse repurchase agreements - non-trading
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance
Financial assets	0
Allowance for ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(84)
Total change in ECL for the period	105
Financial assets	(84)	(184)
Allowance for ECL | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(8,693)
Financial assets	(8,693)	(9,480)
Allowance for ECL | IFRS 9 | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(9,111)
Financial assets	(9,111)
Allowance for ECL | IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(84)
Financial assets	(84)	(184)
Allowance for ECL | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(9,111)
Total change in ECL for the period	(1,872)
Financial assets	(9,111)
Allowance for ECL | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(9,839)
Net remeasurement of ECL arising from transfer of stage	(88)
Net new and further lending/repayments	827
Changes to risk parameters – credit quality	(2,953)
Assets written off	2,553
Foreign exchange	413
Others	31
Financial assets, ending balance	(9,056)
ECL release/(charge) for the period	(2,214)
Recoveries	408
Others	(87)
Total change in ECL for the period	(1,893)
Financial assets	(9,839)
Allowance for ECL | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(55)
Total change in ECL for the period	21
Financial assets	(55)	(114)
Allowance for ECL | IFRS 9 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	0
Financial assets	0	0
Allowance for ECL | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(84)
Financial assets	(84)
Allowance for ECL | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(1,476)
Financial assets	(1,476)
Allowance for ECL | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,469)
Transfers of financial instruments:	(685)
– transfers from stage 1 to stage 2	319
– transfers from stage 2 to stage 1	(999)
– transfers to stage 3	35
– transfers from stage 3	(40)
Net remeasurement of ECL arising from transfer of stage	620
Net new and further lending/repayments	(512)
Changes to risk parameters – credit quality	423
Foreign exchange	76
Others	98
Financial assets, ending balance	(1,449)
ECL release/(charge) for the period	531
Financial assets	(1,469)
Allowance for ECL | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(27)
Financial assets	(27)	(28)
Allowance for ECL | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(33)
Financial assets	(33)	(28)
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(2,284)
Financial assets	(2,284)
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,406)
Transfers of financial instruments:	1,185
– transfers from stage 1 to stage 2	(319)
– transfers from stage 2 to stage 1	999
– transfers to stage 3	607
– transfers from stage 3	(102)
Net remeasurement of ECL arising from transfer of stage	(605)
Net new and further lending/repayments	564
Changes to risk parameters – credit quality	(1,087)
Foreign exchange	99
Others	(28)
Financial assets, ending balance	(2,278)
ECL release/(charge) for the period	(1,128)
Financial assets	(2,406)
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(6)
Financial assets	(6)	(4)
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(50)
Financial assets	(50)	(142)
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(5,157)
Financial assets	(5,157)
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(5,722)
Transfers of financial instruments:	(500)
– transfers to stage 3	(642)
– transfers from stage 3	142
Net remeasurement of ECL arising from transfer of stage	(103)
Net new and further lending/repayments	733
Changes to risk parameters – credit quality	(2,238)
Assets written off	2,552
Foreign exchange	232
Others	(89)
Financial assets, ending balance	(5,135)
ECL release/(charge) for the period	(1,608)
Financial assets	(5,722)
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(22)
Financial assets	(22)	(82)
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(1)
Financial assets	(1)	(14)
Allowance for ECL | Lifetime expected credit losses | POCI | IFRS 9 | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(194)
Financial assets	(194)
Allowance for ECL | Lifetime expected credit losses | POCI | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(242)
Net new and further lending/repayments	42
Changes to risk parameters – credit quality	(51)
Assets written off	1
Foreign exchange	6
Others	50
Financial assets, ending balance	(194)
ECL release/(charge) for the period	(9)
Financial assets	(242)
Allowance for ECL | Lifetime expected credit losses | POCI | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	0
Financial assets	0	0
Allowance for ECL | Lifetime expected credit losses | POCI | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	0
Financial assets	$ 0	$ 0